UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

February 13, 2015 to March 12, 2015

Commission File Number of issuing entity: 333-166711-03

Citigroup Commercial Mortgage Trust 2013-GCJ11

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166711

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Jefferies LoanCore LLC

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

Starwood Mortgage Funding I LLC

(f/k/a Archetype Mortgage Funding I LLC)

(Exact name of sponsor as specified in its charter)

New York	46-6747620 46-6750088
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 12, 2015, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GCJ11.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2013-GCJ11 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G on February 17, 2015. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMR”), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The CIK number of CGMR is 0001541001.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G on February 13, 2015. The CIK number of GSMC is 0001541502.

Jefferies LoanCore LLC (“JLC”), one of the sponsors, most recently filed a Form ABS-15G on February 10, 2015. The CIK number of JLC is 0001555524.

Starwood Mortgage Capital LLC (f/k/a Archetype Mortgage Capital LLC), the direct parent of Starwood Mortgage Funding I LLC (f/k/a Archetype Mortgage Funding I LLC), one of the sponsors, most recently filed a form ABS-15G on February 13, 2015. The CIK number of Starwood Mortgage Capital LLC is 0001548405.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2013-GCJ11, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GCJ11, relating to the March 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Vice President

Date: March 26, 2015

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GCJ11, relating to the March 12, 2015 distribution.